Taxation (Chinese Mainland Withholding Tax on Dividends) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies	10.00%
Deferred tax liabilities related to withholding tax	$ 253,482	$ 239,013
Total amount of undistributed profits	497,600
Unrecognized tax liabilities	$ 49,800
Minimum [Member]
Withholding tax on dividends [Line Items]
Percentage of equity interests held in other enterprise	25.00%
Changyou [Member]
Withholding tax on dividends [Line Items]
Deferred tax liabilities related to withholding tax	$ 253,500
HONG KONG
Withholding tax on dividends [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises	5.00%
CHINA
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies	10.00%